Summary of Significant Accounting Policies (Details) - Schedule of Basic And Diluted Net (Loss) Income Per Share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Diluted weighted average common stock outstanding	18,709,868	28,750,000
Diluted net income per common stock	$ 0.05	$ 0.06
Class B Common Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Diluted weighted average common stock outstanding	7,187,500	7,187,500
Diluted net income per common stock	$ 0.05	$ 0.06